Group statement of changes in equity - USD ($) $ in Millions	Total	IFRS 15 [member]	IFRS 9 [member]	Equity share capital [member]	Equity share capital [member] IFRS 9 [member]	Capital redemption reserve [member]	Capital redemption reserve [member] IFRS 9 [member]	Shares held by employee share trusts [member]	Shares held by employee share trusts [member] IFRS 9 [member]	Other reserves [member]	Other reserves [member] IFRS 9 [member]	Fair value reserve [member]	Fair value reserve [member] IFRS 9 [member]	Cash flow hedging reserve [member]	Cash flow hedging reserve [member] IFRS 9 [member]	Currency translation reserve [member]	Currency translation reserve [member] IFRS 15 [member]	Currency translation reserve [member] IFRS 9 [member]	Retained earnings [member]	Retained earnings [member] IFRS 15 [member]	Retained earnings [member] IFRS 9 [member]	IHG shareholders' equity [member]	IHG shareholders' equity [member] IFRS 15 [member]	IHG shareholders' equity [member] IFRS 9 [member]	Non-controlling interests [member]	Non-controlling interests [member] IFRS 9 [member]
Impact of adopting accounting policy		$ (437)															$ 7			$ (444)			$ (437)
Beginning balance (Previously reported [member]) at Dec. 31, 2015	$ 319			$ 169		$ 11		$ (18)		$ (2,888)		$ 113				$ 269			$ 2,653			$ 309			$ 10
Beginning balance at Dec. 31, 2015	(118)			169		11		(18)		(2,888)		113				276			2,209			(128)			10
Profit for the year	459																		456			456			3
Items that may be subsequently reclassified to profit or loss:
Gains on valuation of available-for-sale financial assets	5											5										5
Fair value gain reclassified to profit on disposal of available-for-sale financial asset	(7)											(7)										(7)
Exchange gains on retranslation of foreign operations	190															190						190
Total items that may be subsequently reclassified to profit or loss	188
Items that will not be reclassified to profit or loss:
Total other comprehensive (loss)/income for the year	188											(2)				190						188
Total comprehensive income for the year	647											(2)				190			456			644			3
Transfer of treasury shares to employee share trusts								(24)											24
Purchase of own shares by employee share trusts	(10)							(10)														(10)
Release of own shares by employee share trusts								39											(39)
Equity-settled share-based cost	23																		23			23
Tax related to share schemes	11																		11			11
Equity dividends paid	(1,698)																		(1,693)			(1,693)			(5)
Transaction costs relating to shareholder returns	(1)																		(1)			(1)
Exchange adjustments				(28)		(2)		2		28
Ending balance (Previously reported [member]) at Dec. 31, 2016	(1,146)			141		9		(11)		(2,860)		111				466			990			(1,154)			8
Ending balance at Dec. 31, 2016	(1,146)			141		9		(11)		(2,860)		111				466			990			(1,154)			8
Profit for the year | Previously reported [member]	593
Profit for the year	541																		540			540			1
Items that may be subsequently reclassified to profit or loss:
Gains on valuation of available-for-sale financial assets	41											41										41
Fair value gain reclassified to profit on disposal of available-for-sale financial asset	(73)											(73)										(73)
Exchange gains on retranslation of foreign operations | Previously reported [member]	(77)
Exchange gains on retranslation of foreign operations	(88)															(89)						(89)			1
Total items that may be subsequently reclassified to profit or loss	(120)											(32)				(89)						(121)			1
Items that will not be reclassified to profit or loss:
Re-measurement (losses)/gains on defined benefit plans	(4)																		(4)			(4)
Deferred tax charge on defined benefit plans arising from significant US tax reform	(11)																		(11)			(11)
Total items that will not be reclassified to profit or loss	(15)																		(15)			(15)
Total other comprehensive (loss)/income for the year	(135)											(32)				(89)			(15)			(136)			1
Total comprehensive income for the year | Previously reported [member]	469
Total comprehensive income for the year	406											(32)				(89)			525			404			2
Transfer of treasury shares to employee share trusts								(20)											20
Purchase of own shares by employee share trusts	(3)							(3)														(3)
Release of own shares by employee share trusts								29											(29)
Equity-settled share-based cost	29																		29			29
Tax related to share schemes	9																		9			9
Equity dividends paid	(596)																		(593)			(593)			(3)
Exchange adjustments				13		1				(14)
Ending balance (Previously reported [member]) at Dec. 31, 2017	(1,301)			154		10		(5)		(2,874)		79		$ 0		377			951			(1,308)			7
Ending balance at Dec. 31, 2017	(1,301)			154		10		(5)		(2,874)		61		0		377			969			(1,308)			7
Impact of adopting accounting policy			$ 0		$ 0		$ 0		$ 0		$ 0		$ (18)		$ 0			$ 0			$ 18			$ 0		$ 0
Profit for the year	352			0		0		0		0		0		0		0			351			351			1
Items that may be subsequently reclassified to profit or loss:
Gains on cash flow hedges	5			0		0		0		0		0		5		0			0			5			0
Gains on valuation of available-for-sale financial assets	0
Costs of hedging	(1)			0		0		0		0		0		(1)		0			0			(1)			0
Hedging gains reclassified to financial expenses	(8)			0		0		0		0		0		(8)		0			0			(8)			0
Exchange gains on retranslation of foreign operations	43			0		0		0		0		0		0		42			0			42			1
Total items that may be subsequently reclassified to profit or loss	39			0		0		0		0		0		(4)		42			0			38			1
Items that will not be reclassified to profit or loss:
Losses on equity instruments classified as fair value through other comprehensive income	(14)			0		0		0		0		(14)		0		0			0			(14)			0
Re-measurement (losses)/gains on defined benefit plans	8			0		0		0		0		0		0		0			8			8			0
Deferred tax charge on defined benefit plans arising from significant US tax reform	0
Total items that will not be reclassified to profit or loss	(6)			0		0		0		0		(14)		0		0			8			(6)			0
Total other comprehensive (loss)/income for the year	33			0		0		0		0		(14)		(4)		42			8			32			1
Total comprehensive income for the year	385			0		0		0		0		(14)		(4)		42			359			383			2
Transfer of treasury shares to employee share trusts	0			0		0		(19)		0		0		0		0			19			0			0
Purchase of own shares by employee share trusts	(3)			0		0		(3)		0		0		0		0			0			(3)			0
Release of own shares by employee share trusts	0			0		0		24		0		0		0		0			(24)			0			0
Equity-settled share-based cost	39			0		0		0		0		0		0		0			39			39			0
Tax related to share schemes	3			0		0		0		0		0		0		0			3			3			0
Equity dividends paid	(200)			0		0		0		0		0		0		0			(199)			(199)			(1)
Transaction costs relating to shareholder returns	0
Exchange adjustments	0			(8)		0		(1)		9		0		0		0			0			0			0
Ending balance at Dec. 31, 2018	$ (1,077)			$ 146		$ 10		$ (4)		$ (2,865)		$ 47		$ (4)		$ 419			$ 1,166			$ (1,085)			$ 8